Taxation - Impact on Tax Charge Arising From US Tax Reform (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of tax reform [line items]
Current tax	£ 1,619	£ 1,418	£ 2,572
Deferred tax	(263)	(541)	(418)
Tax charge/tax rate	1,356	£ 877	£ 2,154
US tax reform [member]
Disclosure of tax reform [line items]
Current tax	273
Deferred tax	805
US [member] | Revaluation of assets and liabilities [Member]
Disclosure of tax reform [line items]
Current tax	75
Deferred tax	(805)
Tax charge/tax rate	(730)
US [member] | Repatriation Taxes [Member]
Disclosure of tax reform [line items]
Current tax	(348)
Tax charge/tax rate	(348)
US [member] | US tax reform [member]
Disclosure of tax reform [line items]
Current tax	(273)
Deferred tax	(805)
Tax charge/tax rate	£ (1,078)